Related Parties (Details 1) - THCAP [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Retainer fees
Director's fee			6
Total			$ 6